LIABILITIES AND DEBT - Loan Payable - PPP and SBA Loan (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 25, 2020	Apr. 30, 2022	Apr. 30, 2020	Dec. 31, 2021	Sep. 30, 2022	May 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Debt Instrument
Note payable - related party				$ 299,489				$ 137,856
Aggregate of principal amount				72,269
Harper & Jones LLC
Debt Instrument
Note payable - related party				299,489
Aggregate principal amount				$ 153,860	$ 140,928	$ 75,000
Promissory note, annual interest rate (as a percent)				12.00%		7.76%
Proceeds from loan originations				$ 140,000
Interest rates of notes				12.00%
Paycheck Protection Program, Cares Act
Debt Instrument
Aggregate principal amount			$ 203,994
Promissory note, annual interest rate (as a percent)			1.00%
Interest deferral term			6 months
Debt instrument term			2 years
Convertible Note Payable, Net				$ 203,994
Paycheck Protection Program, Cares Act | Bailey LLC.
Debt Instrument
Aggregate principal amount			$ 1,347,050			$ 204,000	$ 1,347,050
Convertible Note Payable, Net				204,000
Economic Injury Disaster Loan
Debt Instrument
Aggregate principal amount	$ 150,000			$ 148,900	$ 148,900
Promissory note, annual interest rate (as a percent)	3.75%
Debt instrument term	30 years
1st PPP loan | Bailey LLC.
Debt Instrument
Loan forgiveness amount		$ 413,705
2nd PPP loan | Bailey LLC.
Debt Instrument
Loan forgiveness amount		$ 1,347,050